Tax - Tax charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Current tax:
Charge for the year	£ (1,036)	£ (191)		£ (673)
Over provision in respect of prior years	31	86		122
Total current tax	(1,005)	(105)		(551)
Deferred tax:
(Charge)/credit for the year	(185)	176		38
Net increase/(decrease) in the carrying value of deferred tax assets in respect of UK, Ireland and Netherlands losses	12	(130)		55
UK tax rate change impact	165	75
Over/(under) provision in respect of prior years	17	(90)		19
Tax charge for the year	£ (996)	£ (74)	[1]	£ (439)	[1]
UK corporation tax	19.00%	19.00%		19.00%
UK
Deferred tax:
UK corporation tax	19.00%

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.